Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			$ 2,923,319	$ 2,948,360
Financial liabilities			2,682,252	2,711,852
Gain/(loss) on disposal of operations	[1]		(1,752)	(61)	$ (2,678)
Retail banking operations in France | Forecast
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gain/(loss) on disposal of operations		$ 1,000
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			73,997	73,163
Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	78
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			1,654,955	1,611,647
Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			5,399	85,950
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			180,880	172,100
Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	2,768
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			205,564	197,747
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			35,275	36,431
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			102,039	112,902
Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			144	10,487
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			930,658	938,535
Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			977	73,376
Loans and advances to customers | Retail banking operations in France
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			6,900	7,900
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			252,549	252,217
Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	2,723
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			153,973	148,326
Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	7,624
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			74,025	73,176
Fair value | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	78
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			1,655,151	1,611,795
Fair value | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			5,399	86,475
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			180,873	172,081
Fair value | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	2,768
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			102,055	112,744
Fair value | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			144	10,487
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			917,643	924,382
Fair value | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			977	72,290
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			252,598	252,243
Fair value | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	2,723
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			151,060	146,588
Fair value | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	7,535
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	2
Fair value | Level 1 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 1 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			120,843	115,383
Fair value | Level 1 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	7,530
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			74,025	73,176
Fair value | Level 2 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	78
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			1,655,151	1,611,795
Fair value | Level 2 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			5,399	86,475
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			180,873	172,081
Fair value | Level 2 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	2,768
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			101,007	111,263
Fair value | Level 2 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			144	10,487
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			11,435	13,258
Fair value | Level 2 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			11	90
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			252,598	252,243
Fair value | Level 2 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	2,723
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			29,493	30,765
Fair value | Level 2 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			1,048	1,479
Fair value | Level 3 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			906,208	911,124
Fair value | Level 3 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			966	72,200
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 3 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	0
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			724	440
Fair value | Level 3 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			0	5
At cost | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			105,785	93,917
At cost | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	9,084
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			25,958	24,954
At cost | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	8
At cost | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			106,643	93,902
At cost | Fair value | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	8,820
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			28,262	27,151
At cost | Fair value | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	7
At cost | Fair value | Level 1 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 1 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 1 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 2 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			105,689	93,196
At cost | Fair value | Level 2 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	8,820
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			28,262	27,151
At cost | Fair value | Level 2 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	7
At cost | Fair value | Level 3 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			954	706
At cost | Fair value | Level 3 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			0	0
At cost | Fair value | Level 3 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			$ 0	$ 0

[1]	This line item has been updated to include amounts from Other operating income relating to all sales of business operations; in the 2023 Annual Report and Accounts, this line item only reflected the disposal of our France retail banking business. The amount in 2024 includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $255m gain on the foreign exchange hedging
(see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France. The amount in 2022 included losses from classifying businesses as held for sale as part of a broader restructuring of our European business.